Cover	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	Airship AI Holdings, Inc.
Entity Central Index Key	0001842566
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-4974766
Entity Address Address Line 1	8210 154th Ave NE
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	877
Local Phone Number	462-4250
Contact Personnel Name	Victor Huang
Amendment Description	The information contained in this preliminary prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	8210 154th Ave NE
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	877
Local Phone Number	462-4250